Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
FVOCI Securities	$ 74,476	$ 68,407	$ 64,515
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	72,243		63,313
Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2,275		1,263
Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	42		61
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	74,476		64,515
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	27,198		11,876
Canadian federal government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	273		72
Canadian federal government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3		4
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	27,468		11,944
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,377		5,907
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	134		106
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	3		1
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	4,508		6,012
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	13,158		15,363
US federal Government [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1,024		617
US federal Government [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	1		5
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	14,181		15,975
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,093		4,091
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	105		74
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	16		4
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	5,182		4,161
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,175		7,179
Other governments [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	210		158
Other governments [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2		2
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	6,383		7,335
National housing act mortgage backed securities [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,423		1,953
National housing act mortgage backed securities [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	52		18
National housing act mortgage backed securities [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities			1
National housing act mortgage backed securities [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	1,475		1,970
US agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	10,938		11,966
US agency MBS and CMO [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	342		106
US agency MBS and CMO [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	11		42
US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	11,269		12,030
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,800		4,899
Corporate debt [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	133		110
Corporate debt [member] | Gross Unrealized Losses [Member]
Disclosure of financial assets [line items]
FVOCI Securities	6		2
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	3,927		5,007
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	81		79
Corporate equity [member] | Gross Unrealized Gains [Member]
Disclosure of financial assets [line items]
FVOCI Securities	2		2
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities	$ 83		$ 81